Assets Held for Sale and Discontinued Operations - Narrative (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Feb. 17, 2026 CAD ($) $ / shares shares	Mar. 31, 2026 CAD ($)	Mar. 31, 2025 CAD ($)
Disclosure of analysis of single amount of discontinued operations [line items]
Impairment loss		$ 25,068	$ 11,643
Impairment to property, plant and equipment		2,775	696
Preferred shares
Disclosure of analysis of single amount of discontinued operations [line items]
Financial assets	$ 10,200	10,600
Change in fair value of financial asset		300
Bevo
Disclosure of analysis of single amount of discontinued operations [line items]
Proportion of ownership interest in subsidiary sold	50.10%
Bevo
Disclosure of analysis of single amount of discontinued operations [line items]
Anniversary period for increase in distribution percentage of eligible cash flow	15 years
Percentage of proceeds upon liquidation event	30.00%
Bevo | Bottom of range
Disclosure of analysis of single amount of discontinued operations [line items]
Distribution percentage of eligible cash flow	30.00%
Bevo | Top of range
Disclosure of analysis of single amount of discontinued operations [line items]
Distribution percentage of eligible cash flow	40.00%
Bevo | Common shares
Disclosure of analysis of single amount of discontinued operations [line items]
Increase (decrease) in shares held (in shares) | shares	(24,627,908)
Bevo | Preferred shares
Disclosure of analysis of single amount of discontinued operations [line items]
Increase (decrease) in shares held (in shares) | shares	57,556,000
Par value per share (in CAD per share) | $ / shares	$ 1
Redemption value per share (in CAD per share) | $ / shares	$ 1
Dividend percentage	0.05
Property, plant and equipment
Disclosure of analysis of single amount of discontinued operations [line items]
Impairment to property, plant and equipment		2,775	129
Property, plant and equipment | Production & other equipment
Disclosure of analysis of single amount of discontinued operations [line items]
Impairment to property, plant and equipment		740	129
Sky Facility | Bevo
Disclosure of analysis of single amount of discontinued operations [line items]
Maximum consideration receivable		25,000
Sun Facility | Bevo
Disclosure of analysis of single amount of discontinued operations [line items]
Maximum consideration receivable		$ 15,000
ICC Labs Inc. assets | Non-current assets held for sale
Disclosure of analysis of single amount of discontinued operations [line items]
Impairment loss			$ 11,643
Shareholder loan | Bevo | Subsidiary
Disclosure of analysis of single amount of discontinued operations [line items]
Cash payment to settle loan	$ 5,500
Loan balance	$ 7,600